Annual Total Returns - Tax-Exempt Portfolio [BarChart] - 03.31 FIMM Funds Select Combo PRO-10 - Tax-Exempt Portfolio - Select Class	May 28, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.02%
Annual Return 2014	0.03%
Annual Return 2015	0.08%
Annual Return 2016	0.32%
Annual Return 2017	0.66%
Annual Return 2018	1.25%
Annual Return 2019	1.31%
Annual Return 2020	0.43%
Annual Return 2021	0.01%